Stockholders' Equity (Registration Statements and At-the-Market Offering) (Details)								9 Months Ended		12 Months Ended
	Dec. 12, 2023 USD ($)	Oct. 30, 2023 USD ($)	Oct. 26, 2023 $ / shares shares	Mar. 15, 2023 shares	May 24, 2021 USD ($) shares	Dec. 04, 2019 USD ($)	Jul. 26, 2016 shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 12, 2024 USD ($)	May 31, 2024	Jul. 31, 2018	Jul. 13, 2018
Stockholders' Equity
Sale of Stock aggregate offering price										$ 4,400,000
Proceeds from issuance of common shares								$ 5,944,000	$ 163,000
Aggregate fees of stock issuance								$ 784,000	$ 3,000
Stockholders' Equity Note, Stock Split, Conversion Ratio									15
Number of fractional shares issued in connection with the Reverse Stock Split | shares				0
Common stock issuable - Annual Stock Dividend										$ 477,000	$ 1,109,000
At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares								2,700,000	52,000	52,000	500,000
Agent commission (as a percent)													3.00%	3.00%	3.00%
Price per common stock | $ / shares								$ 0.44	$ 3.15	$ 3.15	$ 12.61
Proceeds from issuance of common shares								$ 1,200,000	$ 200,000	$ 163,000	$ 6,600,000
Aggregate fees of stock issuance								45,000	$ 3,000	3,000	100,000
Proceeds from issuance of Common Stock, net of offering costs										160,000	6,500,000
Registration Statements
Stockholders' Equity
Issuance of common shares (in shares) | shares			920,000
Price per common stock | $ / shares			$ 1.7
Aggregate fees of stock issuance		$ 500,000
Number of shares issuable upon exercise of warrants shares	$ 2,743,530
Shelf Registration statement, value of securities authorized to be sold						$ 100,000,000
Amount for issued and sale of registered direct offering		$ 4,400,000								$ 195,600,000
Difference in price of common stock and pre-funded warrant | $ / shares			$ 0.001
Registration Statements | Maximum
Stockholders' Equity
Shelf Registration statement, value of securities authorized to be sold					$ 200,000,000
2021 S-3
Stockholders' Equity
Sale of Stock aggregate offering price					$ 200,000,000
Issuance of common shares (in shares) | shares					4,400,000
2024 S-3
Stockholders' Equity
Sale of Stock aggregate offering price												$ 40,000,000
Shares available for future issuance								$ 36,300,000
Common Shares
Stockholders' Equity
Number of votes per share | item										1
Class A common shares
Stockholders' Equity
Director appointment right, period										10 years
Fortress Biotech, Inc
Stockholders' Equity
Sale of Stock aggregate offering price										$ 200,000	$ 6,600,000
Issuance of common shares (in shares) | shares											13,131
Price per common stock | $ / shares											$ 13.56
Proceeds from issuance of common shares										200,000	$ 6,600,000
Common stock issuable - Annual Stock Dividend										$ 353,086	$ 187,134
Stock dividend (as a percent)							2.50%
Fortress Biotech, Inc | At the Market Offering
Stockholders' Equity
Issuance of common shares (in shares) | shares										1,297	13,131
Price per common stock | $ / shares											$ 13.56
Proceeds from issuance of common shares										$ 4,400,000
Fortress Biotech, Inc | Class B Common Shares
Stockholders' Equity
Number of shares converted | shares							7,250,000
Fortress Biotech, Inc | Class A Preferred Shares
Stockholders' Equity
Number of shares issued in conversion | shares							250,000